Leases (Details) - Schedule of comprise lease expenses - Ambulnz, Inc. [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases (Details) - Schedule of comprise lease expenses [Line Items]
Operating lease expense	$ 1,446,067	$ 1,828,356	$ 1,243,152	$ 1,347,184
Short-term lease expense	256,448	175,006	77,442	82,210
Total lease cost	1,702,515	2,003,362	1,320,594	1,429,394
Finance lease payment		2,122,550		2,583,378
Short-term lease payment
Total lease payments	$ 1,972,283	$ 2,122,550	$ 1,576,085	$ 2,583,378